21. Fair Value (Details) - Fair Value Level 2 - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 39,366,831	$ 38,450,653
U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	13,751,103	17,158,742
Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	15,574,525	16,613,337
ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	1,986,129	0
Other investments
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 8,055,074	$ 4,678,574